Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 639	$ 994	$ 4,067	$ 5,761
Transfers out of Level 2 into Level 1 of fair value hierarchy	1,473	2,682	11,009	3,952
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	153	19	361	518
Transfers out of Level 2 into Level 1 of fair value hierarchy	403	241	804	302
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,016	1,768	6,856	9,032
Transfers out of Level 2 into Level 1 of fair value hierarchy	1,917	4,294	10,890	7,012
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	197	681	1,198	4,432
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 648	$ 2,067	$ 5,905	$ 2,982